Segments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Results by Segment
Results by segment

2019	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	2,876	359	63	(6)	3,292
Non-interest income/(expense)	698	78	112	(7)	881

Total operating income/(expense)	3,574	437	175	(13)	4,173

Operating expenses before credit impairment losses, provisions and charges	(1,994)	(264)	(171)	(70)	(2,499)

Credit impairment losses	(160)	(37)	(22)	(2)	(221)
Provisions for other liabilities and charges	(292)	(20)	(17)	(112)	(441)

Total operating credit impairment losses, provisions and charges (1)	(452)	(57)	(39)	(114)	(662)

Profit/(loss) before tax	1,128	116	(35)	(197)	1,012

Revenue from external customers	4,311	530	181	(849)	4,173
Inter-segment revenue	(737)	(93)	(6)	836	0

Total operating income/(expense)	3,574	437	175	(13)	4,173

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
- Current account and debit card fees	702	27	29	0	758
- Insurance, protection and investments	76	0	0	1	77
- Credit cards	86	0	0	0	86
- Non-banking and other fees (3)	61	56	71	3	191

Total fee and commission income	925	83	100	4	1,112
Fee and commission expense	(373)	(23)	(17)	(13)	(426)

Net fee and commission income/(expense)	552	60	83	(9)	686

Customer loans	180,398	16,297	4,114	4,199	205,008
Total assets (4)	187,556	16,297	4,727	73,122	281,702

Customer deposits	145,050	18,234	6,101	2,331	171,716
Total liabilities	145,917	18,260	6,500	95,008	265,685

Average number of staff	20,832	1,796	901	41	23,570

(1)	Credit impairment losses for 2018 and later are calculated on an IFRS 9 basis and for 2017 on an IAS 39 basis.
(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.

2018	Retail Banking £m	Corporate & Commercial Banking £m	Corporate & Investment Banking (5) £m	Corporate Centre (5) £m	Total £m
Net interest income	3,126	403	69	5	3,603
Non-interest income	638	82	183	28	931

Total operating income	3,764	485	252	33	4,534

Operating expenses before credit impairment losses, provisions and charges	(1,929)	(258)	(250)	(142)	(2,579)

Credit impairment (losses)/releases	(124)	(23)	(14)	8	(153)
Provisions for other liabilities and charges	(230)	(14)	(8)	(5)	(257)

Total operating credit impairment losses, provisions and (charges)/releases (1)	(354)	(37)	(22)	3	(410)

Profit/(loss) before tax	1,481	190	(20)	(106)	1,545

Revenue from external customers	4,421	638	297	(822)	4,534
Inter-segment revenue	(657)	(153)	(45)	855	—

Total operating income	3,764	485	252	33	4,534

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
- Current account and debit card fees	697	27	29	—	753
- Insurance, protection and investments	105	—	—	—	105
- Credit cards	85	—	—	—	85
- Non-banking and other fees (3)	75	62	87	3	227

Total fee and commission income	962	89	116	3	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)

Net fee and commission income	580	64	102	3	749

Customer loans	172,747	17,702	4,613	4,524	199,586
Total assets (4)	179,572	17,702	8,607	77,491	283,372

Customer deposits	142,065	17,606	4,853	2,791	167,315
Total liabilities	142,839	17,634	8,885	98,105	267,463

Average number of staff	21,215	1,732	1,083	175	24,205

2017
Net interest income	3,270	391	67	75	3,803
Non-interest income	615	74	261	159	1,109

Total operating income	3,885	465	328	234	4,912

Operating expenses before credit impairment losses, provisions and charges	(1,856)	(223)	(292)	(128)	(2,499)

Credit impairment (losses)/ releases (1)	(36)	(13)	(174)	20	(203)
Provisions for other liabilities and charges	(342)	(55)	(11)	15	(393)

Total operating credit impairment losses, provisions and (charges)/releases	(378)	(68)	(185)	35	(596)

Profit/(loss) before tax	1,651	174	(149)	141	1,817

Revenue from external customers	4,534	639	396	(657)	4,912
Inter-segment revenue	(649)	(174)	(68)	891	—

Total operating income	3,885	465	328	234	4,912

Revenue from external customers includes the following fee and commission income disaggregated by income type: (2)
- Current account and debit card fees	737	27	27	—	791
- Insurance, protection and investments	100	—	—	—	100
- Credit cards	92	—	—	—	92
- Non-banking and other fees (3)	45	63	123	8	239

Total fee and commission income	974	90	150	8	1,222
Fee and commission expense	(367)	(31)	(17)	—	(415)

Net fee and commission income	607	59	133	8	807

Customer loans	168,729	19,391	6,037	6,167	200,324
Total assets (4)	174,524	19,391	25,368	95,482	314,765

Customer deposits	143,834	17,760	4,546	9,781	175,921
Total liabilities	150,847	18,697	24,388	104,628	298,560

Average number of staff	17,194	1,240	1,006	119	19,559

(1)	Credit impairment losses for 2018 and later are calculated on an IFRS 9 basis and for 2017 on an IAS 39 basis.
(2)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(3)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(4)	Includes customer loans, net of credit impairment loss allowances.
(5)	The re-segmentation of our short term markets business has resulted in profit before tax of £77m being re-presented in Corporate Centre rather than Corporate & Investment Banking in 2018 (2017: £98m).